UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-22114

Name of Registrant:	Vanguard Montgomery Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1:	Schedule of Investments

Vanguard Market Neutral Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Common Stocks - Long Positions (76.0%)

Consumer Discretionary (7.6%)
*+ Amazon.com, Inc.	4,600	426
+ Yum! Brands, Inc.	9,240	354
+ Gannett Co., Inc.	4,370	170
Abercrombie & Fitch Co.	1,500	120
*+ DIRECTV Group, Inc.	5,100	118
Royal Caribbean Cruises, Ltd.	2,100	89
* AutoZone Inc.	500	60
Darden Restaurants Inc.	1,980	55
* The Goodyear Tire & Rubber Co.	540	15

		1,407
Consumer Staples (3.3%)
+ CVS/Caremark Corp.	5,212	207
+ General Mills, Inc.	2,200	125
*+ Energizer Holdings, Inc.	900	101
+ Colgate-Palmolive Co.	1,270	99
The Estee Lauder Cos. Inc. Class A	1,190	52
Avon Products, Inc.	700	28

		612
Energy (8.1%)
+ Noble Corp.	5,400	305
*+ Transocean, Inc.	1,794	257
+ Chevron Corp.	2,428	227
+ Diamond Offshore Drilling, Inc.	1,370	194
+ Murphy Oil Corp.	2,100	178
Sunoco, Inc.	2,000	145
+ Schlumberger Ltd.	1,100	108
* Cameron International Corp.	1,600	77
Chesapeake Energy Corp.	400	16

		1,507
Financials (17.4%)
+ Loews Corp.	7,300	367
+ ACE Ltd.	4,800	297
The Hartford Financial Services Group Inc.	3,200	279
Prudential Financial, Inc.	2,900	270
*+ IntercontinentalExchange Inc.	1,380	266
Franklin Resources Corp.	2,100	240
+ Regions Financial Corp.	9,700	229
Lincoln National Corp.	3,900	227
+ BB&T Corp.	6,900	212
Marsh & McLennan Cos., Inc.	7,500	199
+ Unum Group	5,800	138
+ Genworth Financial Inc.	5,081	129
HCP, Inc. REIT	3,200	111
T. Rowe Price Group Inc.	1,700	103
Torchmark Corp.	1,500	91
The Allstate Corp.	600	31
XL Capital Ltd. Class A	427	21

		3,210
Health Care (7.4%)
Pfizer Inc.	14,280	325
*+ Humana Inc.	3,400	256
*+ Gilead Sciences, Inc.	5,100	235
+ Bristol-Myers Squibb Co.	6,846	182
*+ Waters Corp.	2,207	174
Wyeth	1,790	79
DENTSPLY International Inc.	1,600	72
*+ Biogen Idec Inc.	720	41
CIGNA Corp.	130	7
Cardinal Health, Inc.	90	5

		1,376
Industrials (7.9%)
+ Raytheon Co.	4,425	269
+ Precision Castparts Corp.	1,840	255
PACCAR, Inc.	4,300	234
+ L-3 Communications Holdings, Inc.	1,900	201
+ W.W. Grainger, Inc.	2,000	175
+ Union Pacific Corp.	800	100
* Jacobs Engineering Group Inc.	800	76
Cooper Industries, Inc. Class A	1,300	69
* AGCO Corp.	840	57
Lockheed Martin Corp.	150	16
Cummins Inc.	8	1

		1,453
Information Technology (17.2%)
*+ Apple Inc.	2,100	416
*+ Google Inc.	600	415
+ Accenture Ltd.	7,600	274
*+ Sun Microsystems, Inc.	15,060	273
*+ MEMC Electronic Materials, Inc.	3,000	265
+ Electronic Data Systems Corp.	9,340	194
+ Amphenol Corp.	3,800	176
*+ NVIDIA Corp.	5,100	174
+ Harris Corp.	2,710	170
*+ Computer Sciences Corp.	2,800	139
+ Hewlett-Packard Co.	2,700	136
* Flextronics International Ltd.	8,600	104
* Western Digital Corp.	3,400	103
*+ Avnet, Inc.	2,880	101
* Cadence Design Systems, Inc.	5,800	99
* BMC Software, Inc.	2,160	77
* EMC Corp.	3,390	63

		3,179
Materials (2.0%)
*+ Owens-Illinois, Inc.	2,900	144
+ Southern Peru Copper Corp. (U.S. Shares)	1,100	116
MeadWestvaco Corp.	2,900	91

		351
Telecommunication Services (2.0%)
Verizon Communications Inc.	8,500	371

Utilities (3.1%)
PG&E Corp.	4,600	198
+ Xcel Energy, Inc.	6,000	135
CenterPoint Energy Inc.	5,400	93
Pepco Holdings, Inc.	3,000	88
DTE Energy Co.	1,280	56
* Reliant Energy, Inc.	200	5
* NRG Energy, Inc.	30	1

		576

Total Common Stocks - Long Positions
(Cost $12,945)	14,042

Common Stocks Sold Short (-76.8%)

Consumer Discretionary (-9.0%)
* Ford Motor Co.	(37,600)	(253)
* Starbucks Corp.	(11,900)	(243)
Best Buy Co., Inc.	(4,000)	(211)
International Game Technology	(4,400)	(193)
* Viacom Inc. Class B	(3,200)	(141)
Nordstrom, Inc.	(3,200)	(118)
* Las Vegas Sands Corp.	(1,100)	(113)
Virgin Media Inc.	(5,000)	(86)
Starwood Hotels & Resorts Worldwide, Inc.	(1,500)	(66)
General Motors Corp.	(2,625)	(65)
* Bed Bath & Beyond, Inc.	(1,901)	(56)
Pulte Homes, Inc.	(4,830)	(51)
Limited Brands, Inc.	(2,600)	(49)
Wynn Resorts Ltd.	(220)	(25)

		(1,670)
Consumer Staples (-9.5%)
The Procter & Gamble Co.	(6,000)	(440)
Wm. Wrigley Jr. Co.	(6,375)	(373)
PepsiCo, Inc.	(4,210)	(320)
Archer-Daniels-Midland Co.	(5,354)	(249)
Costco Wholesale Corp.	(2,100)	(146)
Whole Foods Market, Inc.	(2,700)	(110)
The Hershey Co.	(1,800)	(71)
Reynolds American Inc.	(700)	(46)
Wal-Mart Stores, Inc.	(100)	(5)

		(1,760)
Energy (-7.4%)
Peabody Energy Corp.	(5,100)	(314)
EOG Resources, Inc.	(2,900)	(259)
XTO Energy, Inc.	(4,625)	(237)
* Ultra Petroleum Corp.	(2,300)	(164)
BJ Services Co.	(6,300)	(153)
* Nabors Industries, Inc.	(4,400)	(121)
Tesoro Corp.	(2,300)	(110)

		(1,358)
Financials (-15.8%)
Fannie Mae	(8,900)	(356)
Progressive Corp. of Ohio	(12,200)	(234)
Merrill Lynch & Co., Inc.	(4,000)	(215)
CME Group, Inc.	(300)	(206)
Bear Stearns Co., Inc.	(2,180)	(192)
American Express Co.	(3,700)	(192)
Equity Residential REIT	(5,100)	(186)
Boston Properties, Inc. REIT	(1,990)	(183)
General Growth Properties Inc. REIT	(3,800)	(156)
Public Storage, Inc. REIT	(2,110)	(155)
Avalonbay Communities, Inc. REIT	(1,600)	(151)
Plum Creek Timber Co. Inc. REIT	(2,900)	(134)
Moody's Corp.	(3,500)	(125)
Cincinnati Financial Corp.	(2,900)	(115)
New York Community Bancorp, Inc.	(5,400)	(95)
Ventas, Inc. REIT	(1,900)	(86)
Simon Property Group, Inc. REIT	(800)	(69)
The Goldman Sachs Group, Inc.	(300)	(64)
AFLAC Inc.	(100)	(6)

		(2,920)
Health Care (-9.6%)
* Genentech, Inc.	(3,620)	(243)
* Amgen, Inc.	(5,100)	(237)
Allergan, Inc.	(3,614)	(232)
Johnson & Johnson	(3,200)	(214)
Medtronic, Inc.	(3,700)	(186)
* Hospira, Inc.	(3,400)	(145)
Quest Diagnostics, Inc.	(2,500)	(132)
AmerisourceBergen Corp.	(2,200)	(99)
* Varian Medical Systems, Inc.	(1,900)	(99)
* Celgene Corp.	(2,100)	(97)
* Amylin Pharmaceuticals, Inc.	(1,200)	(44)
* Laboratory Corp. of America Holdings	(400)	(30)
Eli Lilly & Co.	(200)	(11)

		(1,769)
Industrials (-2.4%)
Expeditors International of Washington, Inc.	(3,400)	(152)
* Hertz Global Holdings Inc.	(7,000)	(111)
The Boeing Co.	(1,200)	(105)
United Parcel Service, Inc.	(700)	(49)
* AMR Corp.	(1,350)	(19)
Rockwell Automation, Inc.	(140)	(10)

		(446)
Information Technology (-16.3%)
Intel Corp.	(14,000)	(373)
Motorola, Inc.	(22,226)	(357)
* Yahoo! Inc.	(12,600)	(293)
QUALCOMM Inc.	(7,300)	(287)
* Electronic Arts Inc.	(4,900)	(286)
* Adobe Systems, Inc.	(5,800)	(248)
Paychex, Inc.	(5,100)	(185)
* Marvell Technology Group Ltd.	(11,400)	(159)
* Network Appliance, Inc.	(5,610)	(140)
Maxim Integrated Products, Inc.	(4,400)	(117)
* Iron Mountain, Inc.	(3,000)	(111)
Corning, Inc.	(4,170)	(100)
* Akamai Technologies, Inc.	(2,000)	(69)
* Cognizant Technology Solutions Corp.	(2,000)	(68)
* Broadcom Corp.	(2,500)	(65)
Microchip Technology, Inc.	(1,800)	(57)
Xilinx, Inc.	(2,334)	(51)
National Semiconductor Corp.	(1,800)	(41)

		(3,007)
Materials (-1.4%)
Weyerhaeuser Co.	(3,630)	(268)

Telecommunication Services (-1.8%)
* American Tower Corp. Class A	(5,300)	(226)
Windstream Corp.	(7,300)	(95)
* NII Holdings Inc.	(100)	(5)
* Qwest Communications International Inc.	(100)	(1)

		(327)
Utilities (-3.6%)
FPL Group, Inc.	(4,100)	(278)
FirstEnergy Corp.	(3,500)	(253)
Equitable Resources, Inc.	(1,900)	(101)
PPL Corp.	(700)	(36)
Allegheny Energy, Inc.	(80)	(5)

		(673)

Total Common Stocks Sold Short
(Proceeds $15,030)	(14,198)

Temporary Cash Investment (17.8%)

1 Vanguard Market Liquidity Fund, 4.664%
(Cost $3,300)	3,300,448	3,300

+ Other Assets and Liabilities —Net (83.0%)		15,338

Net Assets (100%)		18,482

* Non-income-producing security.
† Long security positions with a value of $4,597,000 and cash of $14,327,000 have been segregated in connection with securities sold short.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At December 31, 2007, the cost of long security positions for tax purposes was $12,945,000. Net unrealized appreciation of long security positions for tax purposes was $1,097,000, consisting of unrealized gains of $1,610,000 on securities that had risen in value since their purchase and $513,000 in unrealized losses on securities that had fallen in value since their purchase. Net unrealized appreciation on short security positions was $832,000, consisting of unrealized gains of $1,305,000 on securities that had fallen in value since their sale and $473,000 in unrealized losses on securities that had risen in value since their sale.

Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions equal to the current market value of the security sold short. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

VANGUARD MONTGOMERY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 12, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.